4. Summary of significant accounting practices (Policies)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting practices [absract]
Consolidation

4.1.     Consolidation

The financial statements include the financial statements of the Company and of the subsidiaries in which the Company has direct or indirect control. All transactions and balances between GOL and its subsidiaries were eliminated in the consolidation, as well as the unrealized profits or losses arising from these transactions, including charges and taxes.

Accounting practices were uniformly applied to all consolidated companies, adopted in the previous year.

Investments

4.2.    Investments

Investments in associates are initially recognized at cost and subsequently adjusted using the equity method. If the investee generates operating losses that lead the shareholders’ equity to become negative, the Company adopts the provisions set forth in IAS 28 - “Investment in Associates, Subsidiaries and Jointly-Controlled Companies and does not make additional records. The equity method result is recorded again when the investee recovers all accumulated losses.

Cash and Cash Equivalents

4.3.     Cash and Cash Equivalents

The Company classifies in this group the balances of cash, banks and financial investments of investment funds and securities of immediate liquidity which, according to analyzes, are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments classified in this group, due to their very nature, are measured at fair value through profit or loss and will be used by the Company in a short period of time.

Short-Term Investments

4.4.     Short-Term Investments

In the presentation and measurement of financial assets, the Company considers the provisions of IFRS 9 - “Financial Instruments” which establishes that financial assets must be initially measured at fair value less costs directly linked to their acquisition. In turn, the subsequent measurement is divided into two categories:

4.4.1.   Amortized Cost

Financial investments are measured at amortized cost when all of the following conditions are met:

•      the Company plans to hold the financial asset to collect the contractual cash flows;

•      the contractual cash flows represent only the payments of interest and principal (“SPPI”); and

•      the Company did not opt for the fair value methodology to remove inconsistencies in the measurement, which are called “accounting mismatch”.

4.4.2.   Fair Value

•      through comprehensive income: financial investments will be measured at fair value through comprehensive income when both of the following conditions are met: (i) the Company plans to hold the financial asset to collect the contractual cash flows and sell the asset; and (ii) the contractual cash flows represent SPPI;

•      through profit or loss: considered a residual category, that is, if the Company does not plan to hold the financial asset to collect the contractual cash flows and/or sell the asset, it must be measured at fair value through profit or loss.

Restricted Cash

4.5.     Restricted cash

Restricted cash includes financial investments measured at fair value through profit or loss, used mainly as guarantees linked to short- and long-term financial instruments as well as escrow deposits for leases operations

Trade Receivables

4.6.     Trade Receivables

They are measured based on the invoiced figure, net of estimated losses on provision for loan losses, and approximate the fair value given their short-term nature. With the adoption of IFRS 9 - “Financial Instruments”, corresponding to IFRS 9, as of January 1, 2018, the provision for loan losses is now measured through a simplified approach, using historical data, projecting the expected loss over the contractual life and no longer based on the historical loss incurred, by segmenting the receivables portfolio into groups that have the same receipt pattern and according to the respective maturity terms. In addition, for certain cases, the Company carries out individual analyses to assess the receipt risks.

Inventories

4.7.     Inventories

Inventory balances mainly include materials for maintenance and replacement of parts. Inventories are measured at the average acquisition cost plus expenses such as non-recoverable taxes and customs expenses incurred in the acquisition and transportation expenses until the current location of the items. Provisions for inventory obsolescence are recorded for those items that have no expectation of realization.

Income Taxes

4.8.     Income Taxes

4.8.1.   Current Taxes

In Brazil, includes income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable income, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

4.8.2.   Deferred Taxes

Deferred taxes represent credits and debits on IRPJ’s tax losses and negative CSLL bases, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current.

An impairment loss on these assets is recognized when the Company’s internal studies indicate that the future use of these credits is not probable.

Deferred tax assets and liabilities are shown net if there is an enforceable legal right to offset tax liabilities against tax assets. However, for presentation purposes, if related to taxes levied by the same tax authority under the same taxable entity, the balances of tax assets and liabilities that do not meet the legal criterion of realization are disclosed separately. Deferred tax assets and liabilities should be measured at the rates that are expected to be applicable in the period in which the asset is realized or the liability is settled, based on the tax rates and legislation in force on the date of the financial statements.

The forecast of future taxable income on tax losses and negative social contribution base is prepared based on the business plans and are reviewed and approved annually by the Company’s Board of Directors.

Rights and Obligations with Derivative Financial Instruments

4.9.     Rights and obligations with derivative financial instruments

Derivatives financial instruments are measured at fair value at recognition and at subsequent reporting dates.

Variations in interest rates, foreign exchange rates, and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. To mitigate such risks, the Company, through its subsidiaries, contracts derivative financial instruments that may or may not be designated for hedge accounting and, if designated, are classified as cash flow hedge.

4.9.1.   Derivative financial instruments not designated as hedge accounting

The Company may contract derivative financial instruments that are not designated for hedge accounting when Risk Management’s purposes do not require such classification. Transactions not designated as hedge accounting have the change in their fair value accounted for directly in the financial result.

4.9.2.   Derivative financial instruments classified as cash flow hedge

The instruments designated as cash flow hedges have the purpose to protect future results arising from changes in interest rates and fuel prices. The effectiveness of the variations is estimated based on statistical methods of correlation and by the proportion between the hedge’s gains and losses and the variation of the costs and expenses protected. The effective variations in fair value are recorded in the shareholders’ equity in “Other Comprehensive Income”, up to the recognition of the result of the hedge’s object. The inefficiencies found in each reporting period are recognized in the financial result. The hedge transactions recorded in “Other Comprehensive Income” are net of tax effects.

4.9.3.      Discontinuation and write-off of derivative financial instruments

The hedge accounting is discontinued prospectively when the Company and its subsidiaries (i) cancel the protection relationship; (ii) the derivative instrument expires or is sold, terminated or executed, (iii) when there is low predictability of realization of the hedge’s object, or (iv) when it no longer qualifies as hedge accouning. If the operation is discontinued, any gains or losses previously recognized in Other Comprehensive Income” and accumulated in the shareholders’ equity up to that date are immediately recognized in the result for the year.

Deposits

4.10.     Deposits

4.10.1.      Deposits for the maintenance of aircraft and engines

Refer to payments made in US dollars to lessors for the future maintenance of aircraft and engines. The realization of these assets occurs, substantially, in the use of the deposit for payment to the workshop when the maintenance is carried out or through the receipt of financial resources, according to the negotiations carried out with the lessors. The exchange rate change of these payments is recognized as an expense or income in the financial result. The Management regularly assesses the recovery of these deposits based on the eligibility of the application of such amounts in future maintenance events and believes that the figures reflected in the statements of financial position are realizable.

Some of the agreements foresee that, if there are no maintenance events with the possibility of using the deposits, the deposits for this operation are not refundable. Such amounts are retained by the lessor and represent payments made according to the use of the components until the return date. Hence, such amounts are recognized directly in the statements of operations due to payments made under the item “Maintenance and Repair Material”.

In addition, the Company has agreements with some lessors to replace deposits for credit bills, which can be executed by the lessors if the maintenance of the aircraft and engines does not occur according to the review schedule. Several aircraft leases agreements do not require maintenance deposits and have credit bills to ensure the maintenance is carried out in the scheduled periods (see Note 14). Until December 31, 2019, no credit bill had been executed against the Company.

4.10.2.      Deposits as guarantee and collateral for leases agreements

Deposits and guarantees are denominated in US dollars and updated monthly by the foreign exchange rates, and do not earn interest income and are refundable to the Company at the end of the leases agreements.

4.10.3.      Judicial deposits

On the course of the legal actions initiated against the company, and over which the legitimacy is being challenged, Company might be requested to make judicial deposits in order to continue its defense actions. The amounts related to judicial deposits are monetarily updated by inflationary index, when applicable, and represents amounts not available to the Company until court decision.

Property, Plant, and Equipment

4.11.     Property, plant, and equipment

Property, plant, and equipment, including rotables (spare parts), are recorded at acquisition and/or construction cost and include interest and other financial charges. Every item of the property, plant, and equipment that has a significant cost in relation to the total asset is depreciated separately. The estimated economic useful life of property, plant, and equipment, for purposes of depreciation, is shown in Note 16.

The estimated market price at the end of its useful life is the premise used to set the residual value of the Company’s property, plant, and equipment. The residual value and useful life of the assets are reviewed annually by the Company. Any variation due to changes in the expectation of using such items results in prospective changes.

The book value of the property, plant, and equipment is analyzed to verify possible impairment loss when facts or changes in circumstances indicate that the book value is greater than the estimated recoverable amount. The book value of the aircraft is annually tested for impairment, even if there are no circumstances that indicate losses.

An item of property, plant, and equipment is written-off after disposal or when there are no future economic benefits resulting from the continued use of the asset. Any gains or losses on the sale or write-off of an item are established by the difference between the amount received on the sale and the book value of the asset and are recognized in the result.

Additionally, the Company adopts the following treatment for the groups below:

4.11.1.      Advances for aircraft acquisition

Refers to prepayments in US dollars made to Boeing for the acquisition of 737-MAX aircraft. Prepayments are converted at the historic rate.

4.11.2.      Leases agreements

On December 31, 2018, for leases agreements in which the risks and benefits of the leased asset were transferred to the Company, the asset was recognized in the statements of financial position with a corresponding entry in the financial liability, at the beginning of the leases term, at amounts equivalent to the fair value of the leased asset or, if lower, at the present value of the minimum leases payments.

Leased assets were depreciated over their useful lives. However, when there was no reasonable certainty that the Company would obtain the property at the end of the leases term, the asset was depreciated over its estimated useful life or the leases term, whichever is less.

The other aircraft and engine leases were classified as operating leases and payments were recognized as an expense in the consolidated statements of operations on a straight-line basis over the term of the agreement, under the item “Operating Leases”. The future payments of such agreements did not represent an obligation recorded in the statements of financial position; the commitments undertaken were duly presented in the Notes.

As of January 1, 2019, the Company started recording leases agreements in accordance with IFRS 16 - “Leases Operations” which differs significantly from the accounting practice previously adopted.

The new accounting practice, as well as the effects of its adoption, are presented in detail in Item 4.26.1 of these financial statements.

4.11.3.      Sale and leaseback transactions

From January 1ST, 2019 the calculation to recognize the result of sale-leaseback transactions uses the fair value of the negotiated asset as a reference. The source of information to obtain the fair value is the market price for items of a similar nature.

After the fair value is defined, gains or losses are initially calculated based on the difference between the fair value and the book value of the assets and subsequently adjusted according to the proportionality of the right of use transferred to the lessor (the latter being the effective value recognized in the result as income or loss).

The proportionality calculation is carried out considering the fair value less the difference between the leases payment flow brought to present value and the embedded financing (we consider that there is an embedded financing when the transaction is carried out above the fair value; when the transaction is carried out below the fair value, we consider that there is a prepayment and, therefore, such amount is directly adjusted to the right of use recognized in the asset).

Until December 31, 2018 gains or losses arising from the Company’s sale-leaseback transactions classified after the sale of rights as operating leases are accounted as follows:

• Immediately in profit or loss when it is clear that the transaction is established at fair value;

• If the transaction price is below or above the fair value, any gain or loss is immediately recognized in profit or loss, however if the loss is compensated by future leases payments at below or above market price (the gains or losses are deferred and amortized in proportion to the leases payments during the period that the assets will be used);

The amount of deferred losses is recorded as other current or non-current assets, and the amount of deferred gains is recorded as other liabilities. The breakdown between short and long-term is based on the leases terms.

4.11.4.      Capitalization of contractual obligations with aircraft return conditions

At the start date of the leases agreement the Company records estimates of expenses to meet aircraft return conditions as part of the cost of assets with a corresponding entry to a provision in liabilities. After the initial registration, the asset is depreciated on a straight-line basis over the contractual term and the provision is updated in accordance with the current capital remuneration rates (“WACC”) and the effects are recorded in the statement of positions as “financial expenses”. The provision is reviewed annually.

4.11.5.      Capitalization of expenses with major maintenance of engines, aircraft, landing gear and apus (auxiliary power unit)

Expenses with major maintenance events, which include replacement of parts and labor, are capitalized only when there is an extension of the estimated useful life of the corresponding asset. Such costs are capitalized and depreciated over the estimated period to be incurred until the next major maintenance. Expenses incurred that do not extend the useful lives of assets are recognized directly in the consolidated statements of operations.

Intangible Assets

4.12. Intangible Assets

4.12.1.      Finite Useful Life

Intangible assets acquired are measured at the cost of their initial recognition. After initial recognition, intangible assets with finite useful lives, usually software, are stated at cost, less the accumulated amortization and impairment losses, when applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the income statement for the year in which it was incurred.

The useful life of an intangible asset is evaluated as finite or indefinite. Intangible assets with finite lives are amortized over their economic useful lives and are assessed for impairment whenever there is an indication of impairment. The amortization period and method for an intangible asset with a finite life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite lives is recognized in the income statement in the expense category consistent with the economic useful life of the intangible asset.

4.12.2.      Indefinite Useful Life

4.12.2.1. Goodwill for Expected Future Profitability

In this category, the amounts corresponding to the goodwill arising from business combinations carried out by the subsidiaries GLA and Smiles Fidelidade are recorded. The goodwill value is tested annually by comparing the book value with the recoverable value of the cash-generating unit. The Management evaluates and establishes assumptions to assess the impact of macroeconomic and operational changes, to estimate future cash flows and measure the recoverable value of assets.

4.12.2.2. Airport Operation Rights (“Slots”)

In the business combination of GLA and Webjet, slots were acquired, recognized at their fair values on the acquisition date and were not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and permits to operate in Brazil and the limited availability of use rights at the most important airports in terms of air traffic volume. The book value of these rights is assessed annually, based on the GLA cash-generating unit regarding its recoverable amount or in cases of changes in circumstances that indicate that the book value may not be recoverable. No impairment loss has been recorded to date.

Loans and Financing

4.13. Loans and Financing

Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After the initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, except for the contracted derivatives linked to Exchangeable Senior Notes, which are measured at fair value through profit or loss.

Suppliers and Other Obligations

4.14. Suppliers and other obligations

They are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate changes incurred up to the closing dates of the financial statements.

4.14.1.      Suppliers - forfeiting

The Management carried out a negotiation with suppliers with the purpose to extend payment terms. Accordingly, the Company signed an agreement with financial institutions that allows receivables from its suppliers to be anticipated. Considering that the anticipation of this receipt with the financial institutions is an option of the suppliers, as well, the Company is not reimbursed and/or benefited by the financial institution with discounts for payment before the maturity date agreed with the supplier, there is no change in the degree of subordination in case of judicial execution.

On December 31, 2019, the balance of suppliers that benefited from the agreement corresponds to R$554,467 (R$365,696 on December 31, 2018), as described in Note 21.

Advance from Ticket Sales

4.15. Advance from Ticket Sales

Represents the Company’s obligations to provide air transportation services and other ancillary services to its clients, net of breakage revenue already recognized in the income statement, as detailed in Note 4.18.1.

Provisions

4.16. Provisions

4.16.1.      Provision for aircraft return

Aircraft negotiated under an operating leases regularly have contractual obligations establishing conditions for return. In these cases the Company makes provisions for the return costs, since these present obligations, arising from past events and which will generate future disbursements, which are measured with reasonable certainty. These expenses basically refer to expenses related to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, return checks, painting, etc., as established in the agreement. The estimated cost is initially recorded at present value in property, plant, and equipment (see 4.11.4) and the corresponding entry of the provision for aircraft return is recorded in the “Provisions”. After the initial recognition, the liability is updated according to WACC rate estimated by the Company, with a corresponding entry in the financial result. Any changes in the estimate of expenses to be incurred are recorded prospectively.

4.16.2.      Provision for engine return

They are estimated based on the minimum contractual conditions under which the equipment must be returned to the lessor, observing the historical costs incurred and the conditions of the equipment at the time of the appraisal. These provisions are recorded in the consolidated statements of operations for the year from the moment the contractual requirements are met, and the next maintenance is scheduled for a date later than the date scheduled to return the engine. The Company estimates the provision for the return of the engine according to the expense expected to incurred and when the amount can be reliably estimated. The amount of a provision will be the present value of the expenses that are expected to be required to settle the minimum obligation. The term will be based on the date that the leased engine is expected to be returned, that is, the term of the leases.

4.16.3.      Provision for tax and labor risks

Provisions are recognized when the Company has a present obligation, contractual or not, as a result of a past event and it is probable that economic benefits will be required to settle the obligation and a reliable estimate of its value can be made.

The Company is a party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these lawsuits include an analysis of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of external lawyers. Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Post-Employment Benefit

4.17. Post-employment benefit

As of the year ended December 31, 2019, the Company started to recognize actuarial assets and liabilities related to the health care plan benefits offered to its employees in accordance with IAS 19 - “Benefits to Employees”. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the benefits paid directly by the Company, the cost of current service and the cost of interest are recognized in the result for the year.

Management evaluated the impact of not adopting the accounting practices in previous years, and concluded that the effects were immaterial and did not distort the financial information previously disclosed (see note 24.1).

Recognition of Revenue

4.18. Recognition of revenue

4.18.1.      Revenue from passengers, cargo and ancillary services

Passenger revenue is recognized when air transportation is actually provided. Tickets sold but not yet used are recorded in the item of advance from ticket sales, representing deferred revenue from tickets sold to passengers to be transported at a future date, net of the estimated breakage revenue.

Breakage revenue calculates, on a historical basis, tickets issued that will expire due to non-use, that is, passengers who have purchased tickets and are very likely not to use them. The calculations are reviewed at least once a year to reflect and capture changes in customer behavior in relation to ticket expiration.

From the perspective of the financial statements, the cycle of recognition of revenue in relation to the exchange of miles from the Smiles Program for airline tickets is only completed when passengers are effectively transported.

Revenues from cargo shipments are recognized when performance obligations are met.

Other revenues that include charter services, on-board sales services, flight rebooking fees, baggage drop-off, and other additional services are recognized along with the primary passenger transportation obligation.

4.18.2.      Adoption of hedge accounting to protect future revenues with passengers and ancillary services

In the regular course of its operations, the Company has recurring sales in US dollars (“US$”), mainly as a result of international routes in South, Central, and North America. Accordingly, as of August 1, 2019, Management adopted the cash flow hedge accounting as a hedge for future foreign currency revenues, which are considered highly probable, required in Paragraph 6.3.1 of IFRS 9, using as hedge instruments 50 leases agreements recorded as indebtedness due to the adoption of IFRS 16.

With the adoption of hedge accounting, the foreign exchange gains and losses arising from the leases agreements (hedge instrument) will be accumulated in shareholders’ equity, “Adjustments to Equity Valuation”, appropriated to the Company's results upon the realization of the income from sales in US$.

Hedge accounting derives from the natural hedge of the Company’s operations, portrayed by cash flow (revenues and amortization of indebtedness in US$) and does not represent an increase in financial costs, allowing the elimination of some of the exchange rate volatility in the Company's results. The final position of shareholders’ equity is not affected by the adoption of this accounting practice. The elements of hedge accounting are: (1) hedged object: highly probable sales revenue in US$; (2) hedge instrument: 50 leases agreements linked to US$; (3) designated amount: 60 months of highly probable revenues based on a range of 80 to 85% of historically earned revenues, totaling US$903,102 at the initial adoption; (4) nature of the hedged risk: exchange rate change; (5) specification of the hedged risk: USD/BRL spot exchange rate change; (6) type of hedge: cash flow.

On December 31, 2019, the losses accumulated in other comprehensive income totaled R$165,436.

4.18.3.      Mileage revenue

The Smiles Program has the purpose to build customer loyalty by granting mileage credits to participants. The obligation generated by issuing miles is measured based on the price at which the miles were sold to Smiles’ air and non-air partners, considered as the fair value of the transaction. The revenue is recognized in the result for the year when the miles are redeemed by participants in the Smiles Program and exchanged for awards with their partners.

The subsidiary Smiles acts as an agent and fulfills its performance obligation when participants redeem the miles of the Smiles Program and exchange them for awards with its partners. This is the moment when revenue is recognized in the results. Accordingly, the gross revenue is shown net of its respective direct variable costs related to making goods and services available to participants.

As a result of its characteristics, the miles program also provides the possibility of recognizing a breakage revenue, which in turn is established based on the calculation of miles that have a high expiration potential to their non-use by the Smiles Program’s participants. The calculation is applied to the miles issued in the period, giving rise to the breakage revenue.

It should be noted that future events can significantly change the profile of customers and their historical pattern of redemption of miles. Such changes may lead to significant changes in the balance of deferred revenue, as well as in the recognition of breakage revenue. The policy of the Smiles mileage program provides for the cancellation of all miles in the customers’ accounts after 36 months, with the exception of Gold and Diamond customers, whose mileage expiration period is 48 and 120 months, respectively. The Smiles Club miles are valid for 120 months. The Company reviews the statistical calculation annually.

Share-Based Payments

4.19. Share-based payments

4.19.1.      Stock options

The Company offers stock option plans to its executives. The Company recognizes as an expense, on a straight-line basis, the fair value of the options or shares, calculated on the grant date, during the period of service required by the plan, as a corresponding entry to the shareholders’ equity. The accumulated expense recognized reflects the acquisition period and the Company’s best estimate of the number of shares that will be acquired. The expense or revenue from the movement occurred during the year is recognized in the consolidated statements of operations. The expense is reversed if an acquisition condition is not met.

The effect of outstanding options is reflected as an additional dilution in the calculation of diluted earnings per share.

The plans have been settled in shares.

4.19.2.      Restricted shares

The Company can also offer to its executives a plan to transfer restricted shares, taking place at the end of 3 years after the grant date, provided that the beneficiary has held his/her employment relationship during this period. Such transfer occurs preferably through shares held in the treasury.

The impact of any revision of the number of restricted shares that will not be acquired in relation to the original estimates, if any, is recognized in the results for the year, in such a way that the accumulated expense reflects the revised estimates with the corresponding adjustment in the shareholders’ equity.

The plans have been settled in shares.

Profit-Sharing for Employees and Members of the Management

4.20.  Profit-Sharing for Employees and Members of the Management

The Company’s employees are entitled to profit-sharing based on certain goals agreed annually. For the members of the management, the goals are based on the statutory provisions proposed by the Board of Directors and approved by the shareholders. The profit-sharing is recognized in the income statement for the period in which the goals are achieved.

Financial Revenues and Expenses

4.21.  Financial Revenues and Expenses

Include interest income on amounts invested, exchange rate changes on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, gains and losses on hedge instruments that are recognized in the result and interest on loans and financing, interest on loans, commissions and bank charges, among others. Interest income and expenses are recognized in the income statement using the effective interest method.

Earnings (Loss) per Share

4.22.  Earnings (loss) per share

Basic earnings per share are calculated by dividing the net income for the year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of outstanding shares by instruments potentially convertible into shares, unless these adjustments woud be anti dilutioinal.

Segments

4.23.  Segments

An operating segment is part of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information to make decisions. The Company’s Management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure and represent the main types of business: air transportation and mileage program.

4.23.1.      Air Transportation Segment

The operations in this segment originate mainly from the subsidiary GLA, for the provision of air passenger transportation services and the main revenue-generating assets are its aircraft. Other revenues originate mainly from cargo operations and related services such as baggage drop-off, fines for rebooking and cancellation of tickets, etc.

4.23.2.      Loyalty Program Segment

The operations of this segment are represented by transactions for the sale of miles to air and non-air partners. In this context, it includes the management of the program, the marketing and redemption rights of products and services and the creation and management of a database of individuals and companies. The main cash-generating asset is its portfolio of program participants.

Transactions in Foreign Currency

4.24.  Transactions in Foreign Currency

Foreign currency transactions are recorded at the exchange rate change prevailing on the date on which the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate change on the balance sheet date. Any difference resulting from the translation of currencies is recorded under the item “Exchange Rate Change, Net” in the income statement for the year.

The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

	Final Rate		Average rate
	2019	2018	2019	2018
US Dollar	4.0307	3.8748	4.1102	3.8841
Argentinian Peso	0.0673	0.1028	0.0686	0.1026

Main Accounting Estimates and Assumptions Used

4.25.  Main accounting estimates and assumptions used

As disclosed in Note 2, the Management made judgments that have a significant effect on the amounts recognized in the financial statements, namely:

• ticket and miles breakage revenue (Note 4.18.1 and 4.18.3);

• allowance for expected loss on trade receivables accounts (Note 9);

• annual analysis of the recoverable amount of taxes to be recovered and deferred tax (Note 12);

• advances to suppliers and third parties (Note 13);

• analysis of recoverability of maintenance deposits (Note 14);

• the useful life of property, plant, and equipment and intangible assets with defined useful life (Notes 16 and 17);

• annual analysis of the recoverable amount of goodwill (Note 17);

• slot recovery analysis (Note 17);

• advance from ticket sales (Note 23);

• provisions for post-employment benefits (Note 24);

• provision for tax, civil and labor risks (Note 24);

• provision for the return of aircraft and engines (Note 24);

• share-based compensation transactions (Note 27);

• rights and obligations with derivative transactions (Note 33); and

• the fair value of financial instruments (Note 33).

The Company continuously reviews the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the period in which such revisions are made.

New Accounting Standards and Pronouncements Adopted in the Current Year

4.26.  New accounting standards and pronouncements adopted in the current year

4.26.1.      IFRS 16 - “Leases”

IFRS 16 establishes the principles for recognizing, measuring, presenting and disclosing leases transactions and requires lessees to recognize all leases in accordance with a single statement of financial position model, similar to the recognition of finance leases pursuant to IFRS 16. The standard includes two recognition exemptions for lessees: leases of “low value” assets, for example, personal computers, and short-term leases, i.e. leases for which the term ends within 12 months or less.

At the beginning of a lease, lessees recognize a liability to carry out payments (leases liability) and an asset representing the right to use the leased item for the leases term (right-of-use asset). Lessees should separately recognize interest expenses from the leases liability and depreciation expenses of the right-of-use asset.

Lessees shall also reassess the leases liability if certain events occur, such as a change in the term of the leases or a change in future leases payment flows due to a variation in the reference index or rate used to calculate such payments. In general, lessees shall recognize any remeasurement to the leases liability as an adjustment against the right-of-use asset.

Among the adoption methods provided for in the standard, the Company chose to adopt the modified retrospective approach. Therefore, in accordance with IFRS 16, we did not restate comparative information and balances. Within the modified retrospective method, the Company chose to adopt the following transition practical expedients and exemptions to the standard’s transition, which are detailed below:

•      the Company used hindsight, such as in determining the leases term and considering extensions and renegotiations throughout the agreement; and

•      the Company applied a single discount rate to its portfolio of leases with similar characteristics, considering the remaining term of the agreements and the guarantee provided for by the assets.

To calculate the discount rate, the Company used as the main basis those contracted in recent funding operations in the European and North American markets, except for the perpetual bonds and exchangeable senior notes, thus concluding that the built-in inflationary effects are very low, added to the fact that 99.3% of the Company’s leasing obligations are in US$.

The Company assessed the impacts arising from the adoption of this standard, considering the above-mentioned assumptions, which led to initially recording 120 aircraft leases agreements and 14 non-aircraft leases agreements as right-of-use. The effects of the initial adoption of this standard are shown in the table below:

	Assets	Liabilities	Shareholders’ Equity (c)
Operating leases (a)	-	(219,728)	219,728
Right of use - aircraft agreements	2,892,836	5,540,621	(2,647,785)
Right of use - non-aircraft agreements	41,420	49,975	(8,555)
Deferred tax - Smiles (b)	-	-	278
Total	2,934,256	5,370,868	(2,436,334)

(a) Refers to operating leases installments renegotiated during 2016.

(b) Deferred income tax effects arising from the initial adoption of IFRS 16 recorded in the Smiles subsidiary.

(c) Diference between assets and liabilities due to the adoption of the Standard through the simplified retrospective method and USD>BRL translation rate for aircraft and engine agreements (asset by historical exchange rate change and liability by the exchange rate change on the adoption date).

As of January 1, 2019, the impacts arising from deferred taxes related to the adoption of IFRS 16 did not reflect the corresponding tax effects in GLA, given that has no history of taxable income and is currently recording tax credit assets limited to the amount of tax credit liabilities, in accordance with item 35 of IAS 12 – “Income Taxes”.

As a consequence of the adoption of IFRS 16, the Company made some reclassifications in the statement of financial position as of December 31, 2018, presented for comparison purposes, as shown below:

	December 31, 2018
	As Previously disclosed	Reclassification	As reclassified

Current
Short and long-term indebtedness	1,223,324	(120,118)	1,103,206
Leases to pay	-	255,917	255,917
Operating leases	135,799	(135,799)	-

Non-current
Short and long-term indebtedness	5,861,143	(520,542)	5,340,601
Leases to pay	-	656,228	656,228
Operating leases	135,686	(135,686)	-

4.26.2.      IFRIC 23 “uncertainty over income tax treatments”

In June 2017, the IASB issued IFRIC 23, which clarifies the application of requirements in IAS 12 - “Income Taxes” when there is uncertainty over the acceptance of income tax treatments by the tax authority. The interpretation clarifies that, if it is not probable that the tax authority will accept the income tax treatments, the amounts of tax assets and liabilities shall be adjusted to reflect the best resolution of the uncertainty. IFRIC 23 has been effective since January 1, 2019, and, after assessing the matter the Company’s Management concluded that there are no impacts or need for additional disclosures in this financial statements information due to the adoption of this standard.

New Accounting Standards and Pronouncements not Yet Adopted

4.28. New Accounting Standards and Pronouncements not Yet Adopted

According to Management, there are no other standards and interpretations issued and not yet adopted that may have a significant impact on the result or equity disclosed by the Company.